Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Trajan Wealth Income Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Trajan Wealth Income Opportunities ETF
Class Name	Trajan Wealth Income Opportunities ETF
Trading Symbol	TWIO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Trajan Wealth Income Opportunities ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://trajanwealthetf.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://trajanwealthetf.com
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TWIO	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended September 30, 2024, the Fund returned 16.42%. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What Factors Influenced Performance

The Fund is designed to give investors exposure to a combination of common stocks, preferred stocks, and bonds. In Q4 2023, the Advisor completed a portfolio optimization exercise to determine asset class weights that maximize risk-adjusted returns given the investment objective, prospectus allocation ranges, and benchmarks. The Advisor used this analysis to strategically move towards a revised target allocation over the course of the year.

Portfolio performance benefited from the higher allocation to common stocks as equity markets continued to rally. Additionally, we reduced the duration of the fixed income allocation by selling longer dated bonds and preferred stocks, while reinvesting the proceeds into higher quality and shorter duration bonds. This action reduced portfolio interest rate volatility. Fixed income returns were driven by falling Treasury rates and tightening credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From March 31, 2021 through September 30, 2024 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 year	Since Inception
TWIO	16.42%	2.30%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.66%
S&P Preferred Stock Index	18.89%	2.17%
S&P 500 Index	36.35%	12.92%
25% S&P 500 Cap/50% Bloomberg U.S. Aggregate/25% S&P Preferred Stock	14.10%	-0.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,961,364
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 86,451
Investment Company, Portfolio Turnover	31.37%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets	$31,961,364
Number of Holdings	55
Net Advisory Fee	$86,451
Annual Portfolio Turnover	31.37%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Freddie Mac Pool, 6.000%, 7/1/53	3.4%
Motiva Enterprises LLC, 6.850%, 1/15/40	3.4%
United States Treasury Note, 4.000%, 1/15/27	3.1%
Freeport-McMoRan Inc, 5.450%, 3/15/43	3.1%
Fannie Mae Pool, 5.000%, 5/1/53	3.0%
International Business Machines Corp	2.9%
Freddie Mac Pool, 5.500%, 4/1/53	2.9%
Buckeye Partners LP, 5.850%, 11/15/43	2.8%
Verizon Communications Inc	2.5%
Citigroup Inc	2.4%

Accountant Change Statement [Text Block]	In December 2023, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in September 2023, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

In December 2023, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in September 2023, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed. During the fiscal year ended September 30, 2023 and for the interim period ended December 12, 2023, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.